Share capital and reserves (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital And Reserves
Issue of equity, private placement, number of units (in shares)	5,509,658
Weighted average unit price	$ 0.37
Proceeds from issuing units	$ 2,038,573
Number of common shares issued per private placement unit (in shares)	1
Number of warrants issued per private placement unit (in shares)	1
Number of common shares purchasable from a warrant (in shares)	1
Weighted average share price	$ 0.50
Share issue related cost	$ 42,349			$ 40,157
Weighted average remaining contractual life of outstanding warrants (Year)		9 months 18 days	1 year 6 months 3 days	2 years 29 days	1 year 6 months 10 days
Stock options issuance limitations, maximum percentage of allowed issuable options		10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered		2.00%
Number of shares authorised (in shares)		1,192,141
Stock option limitations, maximum amount of stock options exercisable during a 3 month period		25.00%
Weighted average remaining contractual life of outstanding share options (Year)		2 years 6 months 10 days	11 months 23 days	1 year 29 days	1 year 7 days
Expense from share-based payment transactions with employees		$ 1,478,100	$ 1,870,800	$ 1,784,500